Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrants
Warrants

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2015	28,435,782	$0.64	4.07	$-
Exercisable January 1, 2015	28,435,782	$0.64	4.07	$-
Canceled	-
Granted	18,009,430
Exercised	-
Forfeited	-
Outstanding December 31, 2015	46,445,212	$0.46	3.48	$2,517,337
Exercisable December 31, 2015	46,445,212	$0.46	3.48	$2,517,337
Canceled	-
Granted	30,000,000
Exercised	-
Forfeited	(602,563)
Outstanding September 30, 2016	75,842,649	$0.33	3.52	$-
Exercisable September 30, 2016	75,842,649	$0.33	3.52	$-

Under ASC No. 718, the Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The fair value of warrants issued with debt is recorded as a debt discount and amortized over the life of the debt. The range of fair value assumptions related to warrants outstanding were as follows:

	September 30, 2016	December 31, 2015
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 0.86%	0.12% - 0.66%
Expected volatility	102% - 159%	112% - 159%
Expected term	1.0- 2.5 years	1.0- 2.5 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant timeframe. The expected warrant term is the life of the warrant.

The Company recognized no stock based compensation expense related to warrants for the three and nine-months ended September 30, 2016 and 2015.

Warrant expiration

During the three and nine-months ended September 30, 2016, warrants to purchase an aggregate of 60,866 and 602,563 shares, respectively, of restricted common stock expired.

NOTE 10 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2014	3,395,833	$0.45	5.28	$-
Exercisable January 1, 2014	3,395,833	$0.45	5.28	$-
Canceled	(3,395,833)
Granted	28,435,782
Exercised	-
Forfeited	-
Outstanding December 31, 2014	28,435,782	$0.64	4.07	$-
Exercisable December 31, 2014	28,435,782	$0.64	4.07	$-
Canceled	-
Granted	18,009,430
Exercised	-
Forfeited	-
Outstanding December 31, 2015	46,445,212	$0.46	3.48	$2,517,337
Exercisable December 31, 2015	46,445,212	$0.46	3.48	$2,517,337

Under ASC No. 718, the Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The fair value of warrants issued with debt is recorded as a debt discount and amortized over the life of the debt. The range of fair value assumptions related to warrants outstanding as of December 31, 2015 and 2014, were as follows:

	December 31, 2015	December 31, 2014
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 0.86%	0.12% - 0.66%
Expected volatility	102% - 159%	112% - 159%
Expected term	1.0 - 2.5 years	1.0 - 2.5 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. The expected warrant term is the life of the warrant.

The Company recognized $48,700 and $5,250,540 in stock based compensation expense related to warrants for the years ended December 31, 2015 and 2014, respectively.